Note 17 - Leases: Schedule of Disclosure In Tabular Form Of Operating Lease Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Amortization of leased asset	$ 261,754	$ 154,455	$ 120,053
Interest on lease liabilities	44,826	26,198	26,664
Total lease expenses	$ 306,580	$ 180,653	$ 146,717